Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Trade payables	₩ 1,537,148	₩ 1,239,717
Other payables	5,104,274	4,970,382
Total	6,641,422	6,210,099
Non-current liabilities
Trade payables		1,528
Other payables	1,338,781	806,012
Total	₩ 1,338,781	₩ 807,540